Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2011	2013	2012
			unaudited
Basic:
Numerator:
Net loss	$(11,255)	$(4,497)	$(6,159)	$(8,465)
Accretion to redemption value of redeemable convertible preferred stock	(12,644)	(12,609)	(9,289)	(9,465)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment	—	—	313,933	—
Amounts allocated to participating redeemable convertible preferred stock	—	—	(282,006)	—
Net (loss) income allocated to common stock—basic	$(23,899)	$(17,106)	$16,478	$(17,930)

Denominator:

Weighted average number of common stock shares outstanding	5,788	5,773	38,027	5,787

Net (loss) income per share—basic:	$(4,128.71)	$(2,963.11)	$433.33	$(3,098.31)

Diluted:
Numerator:
Net (loss) income allocated to common stock	$(23,899)	$(17,106)	$16,478	$(17,930)
Adjustments from assumed conversion of redeemable convertible preferred stock	—	—	(22,637)	—
Net loss allocated to common stock—diluted	$(23,899)	$(17,106)	$(6,159)	$(17,930)

Denominator:

Weighted average number of common stock shares outstanding	5,788	5,773	38,027	5,787
Weighted average number of preferred stock shares outstanding	—	—	650,798	—

Total common stock shares equivalents	5,788	5,773	688,825	5,787

Net loss per share—diluted:	$(4,128.71)	$(2,963.11)	$(8.94)	$(3,098.31)

Anti Dilutive Securities Excluded From the Computation of Diluted Net Loss Per Share

The following table shows the total outstanding securities considered anti-dilutive and therefore excluded from the computation of diluted net income (loss) per share (in thousands):

	Year ended December 31,		Nine Months Ended September 30,
			(unaudited)
	2012	2011	2013	2012

Redeemable convertible preferred stock	661	661	—	661
Common stock options	104	122	90	107
Warrants for common stock	28	30	1,543	—